INCOME TAX - Income Tax Rate Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Abstract]
Net loss and comprehensive loss before income taxes	$ 67,631	$ 32,220
Expected recovery at statutory rate	17,922	8,538
Share-based compensation	(4,778)	(3,099)
Share issuance costs	794	1,324
Difference between Canadian and foreign tax rates	(1,414)	(97)
Non-deductible expenses	(1,242)	(40)
Change in unrecognized deferred tax assets	(11,282)	(6,626)
Income tax recovery	$ 0	$ 0